Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest Income
Interest on loans, including fees	$ 31,781,000	$ 24,592,000
Interest and dividends on investment securities, interest-bearing deposits with others, and Federal Home Loan Bank stock	685,000	403,000
Total Interest Income	32,466,000	24,995,000
Interest Expense
Interest on deposits	6,043,000	3,063,000
Interest on Federal Home Loan Bank short-term borrowings	737,000	31,000
Interest on Federal Home Loan Bank long-term borrowings	1,355,000	518,000
Interest on Federal Reserve Bank borrowings	15,000	81,000
Interest on other short-term borrowings	107,000	162,000
Interest on subordinated debt	520,000	520,000
Total Interest Expense	8,777,000	4,375,000
Net Interest Income	23,689,000	20,620,000
Provision for Loan Losses	2,475,000	2,201,000
Net Interest Income after Provision for Loan Losses	21,214,000	18,419,000
Non-Interest Income
Insurance commissions	593,000	509,000
Income from bank-owned life insurance	89,000	83,000
Net gain on loans held for sale	12,500,000	6,881,000
Gain on the sale of SBA loans	310,000	1,147,000
Gain on sale of investment securities available for sale	0	362,000
Loss on sales and write-downs of other real estate owned	0	(73,000)
Total Non-Interest Income, net	19,411,000	11,982,000
Non-Interest Expense
Salaries and employee benefits	20,137,000	15,538,000
Directors’ fees and expenses	286,000	252,000
Occupancy and equipment	1,904,000	1,621,000
Data processing	690,000	901,000
Professional fees	748,000	659,000
FDIC deposit insurance assessment	658,000	331,000
Advertising	568,000	351,000
Amortization of other intangible	49,000	49,000
Other	2,220,000	1,385,000
Total Non-Interest Expense	27,260,000	21,087,000
Income before Income Taxes	13,365,000	9,314,000
Income Taxes	3,054,000	2,492,000
Net Income	10,311,000	6,822,000
Net income attributable to noncontrolling interest	2,448,000	418,000
Net Income Attributable to Quaint Oak Bancorp, Inc.	$ 7,863,000	$ 6,404,000
Earnings per share – basic (in dollars per share)	$ 3.85	$ 3.21
Average shares outstanding - basic (in shares)	2,042,740	1,995,468
Earnings per share - diluted (in dollars per share)	$ 3.65	$ 3.06
Average shares outstanding - diluted (in shares)	2,152,889	2,093,108
Mortgage Banking and Abstract Fees [Member]
Non-Interest Income
Non-interest revenue	$ 3,103,000	$ 2,499,000
Real Estate Sales Commissions [Member]
Non-Interest Income
Non-interest revenue	298,000	170,000
Other Fees and Services Fees [Member]
Non-Interest Income
Non-interest revenue	650,000	255,000
Loan Servicing Fee [Member]
Non-Interest Income
Non-interest revenue	$ 1,868,000	$ 149,000